401(k) Profit Sharing Plan and Trust - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Compensation And Retirement Disclosure [Abstract]
Minimum age of full-time employees eligilble to participate in the plan	21 years
Employer contributions made to the 401(k) Plan	$ 50,867	$ 123,264